Other Disclosures - Acquisitions ProfoundBio - Assets Acquired and Liabilities Assumed at the Acquisition Date (Details) - ProfoundBio $ in Millions	May 21, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 122
Other current assets	4
Property and equipment	6
Other non-current assets	3
Deferred tax liability	(292)
Other current liabilities	(13)
Total identifiable net assets	1,551
Goodwill	354
Consideration transferred, acquisition-date fair value	1,905
IPR&D intangible asset
Disclosure of detailed information about business combination [line items]
Intangible asset	1,540
Technology platform intangible asset
Disclosure of detailed information about business combination [line items]
Intangible asset	$ 181